FULBRIGHT & JAWORSKI L.L.P.

A REGISTERED LIMITED LIABILITY PARTNERSHIP

666 FIFTH AVENUE, 31ST FLOOR

NEW YORK, NEW YORK 10103-3198

WWW.FULBRIGHT.COM

WNIMETZ@FULBRIGHT.COM	TELEPHONE:	(212) 318-3000
DIRECT DIAL: (212) 318-3384	FACSIMILE:	(212) 318-3400

March 23, 2009

VIA EDGAR AND FEDEX

Ms. Barbara C. Jacobs

Assistant Director

U.S. Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Mail Stop 7010

Washington, D.C. 20549-3561

Re:	Medidata Solutions, Inc.
Registration Statement on Form S-1
Filed January 26, 2009
File No. 333-156935

Dear Ms. Jacobs:

On behalf of Medidata Solutions, Inc. (the “Registrant”), we hereby submit to you Amendment No. 1 (“Amendment No. 1”) to the Registrant’s above-referenced Registration Statement on Form S-1 (the “Registration Statement”), reflecting changes made in response to the comments of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) contained in your letter dated February 20, 2009 to Tarek A. Sherif, pertaining to the Registration Statement.

All responses to the Staff’s comments set forth in this letter are submitted on behalf of the Registrant at its request. All responses to the accounting comments were prepared by the Registrant in consultation with its independent auditors. To facilitate your review, we have set forth in this letter each of the Staff’s comments with the Registrant’s corresponding response below. We have marked the enclosed Amendment No. 1 to show changes and all references to page numbers below pertain to the page numbers in the marked version of Amendment No. 1 submitted herewith.

Ms. Barbara C. Jacobs

U.S. Securities and Exchange Commission

Division of Corporation Finance

March 23, 2009

Form S-l Registration Statement filed January 26, 2009

General

1.	Please file updated financial statements pursuant to Rule 3-12 of Regulation S-X.

Response: The Registrant has filed updated financial statements with Amendment No. 1 in accordance with Rule 3-12 of Regulation S-X.

2.	We will process your filing without price ranges. Since the price range triggers a number of disclosure matters, we will need sufficient time to process the filing when it is included. Please understand that its effect on disclosure throughout the document may cause us to raise issues on areas not previously commented upon.

Response: The Registrant notes the Staff’s comment. Any preliminary prospectus circulated will include the anticipated price range for the offering and all other information not entitled to be omitted pursuant to Rule 430A. However, because the Registrant and the representatives of the underwriters of the offering have not yet determined the price range for the offering, such information has not been included in Amendment No. 1. The Registrant acknowledges that the Staff will need sufficient time to review such information when it is included in a future amendment to the Registration Statement and may have further comments on such amendment.

Inside Front Cover Page

3.	In the paragraph titled “Industry and Market Data”, you state that you do not “make any representation as to the accuracy of such information.” Revise to eliminate language that suggests that you are not responsible for the statements you make in the prospectus, including information you gathered from third parties and republish. More clearly describe the basis of your belief that the statements attributed to others are accurate and concisely explain how your evaluations of the accuracy of those statements varied from independent verification, which was not performed.

Response: The Registrant has revised the disclosure in accordance with the Staff’s comment to eliminate the language that suggests that the Registrant is not responsible for statements the Registrant makes in the prospectus regarding industry and market data. Please see page 21 of Amendment No. 1. The Registrant advises the Staff that the Registrant believes, based on its industry and market experience, that these sources provide reliable information as described under “Industry Information” and that they are followed by other companies in the Registrant’s industry.

4.	The inside front cover should contain only the information permitted by Item 2 of Form S-1 and Item 502 of Regulation S-K. Please relocate the last three paragraphs in this section.

Response: The Registrant has revised the inside front cover in accordance with Item 2 of Form S-1 and Item 502 of Regulation S-K.

Ms. Barbara C. Jacobs

U.S. Securities and Exchange Commission

Division of Corporation Finance

March 23, 2009

Prospectus Summary

The Offering, page 4

5.	We note that upon the closing of your offering, all of your preferred stock will automatically convert into common stock and that the holders of your senior preferred stock will be entitled to payment of all accumulated accrued dividends on such senior preferred stock in cash, or at the election of the holders of at least 66% of your outstanding Series D preferred stock, into shares of your common stock at the initial public offering price. Please clarify the ratio for the conversion of the preferred shares into common.

Response: The Registrant has revised the disclosure to clarify the ratio for the conversion of the preferred shares into shares of common stock in accordance with the Staff’s comment. Please see page 5 of Amendment No. 1.

Risk Factors, page 8

6.	Please consider revising risk factors that could apply to any issuer or any offering. See Item 503(c) of Regulation S-K. A number of your risk factors do not appear specific to Medidata, its industry or this offering.

Response: The Registrant has revised the risk factors in accordance with the Staff’s comment. Please see pages 9 through 20 of Amendment No. 1.

“The loss of one or more major customers could materially and adversely affect our business, results of operations or financial condition,” page 9

7.	We note that for the nine months ended September 30, 2008, Johnson & Johnson and AstraZeneca, accounted for approximately 14% and 11% of your total revenues, respectively. Please provide a materially complete description these relationships in the Business section, advise why you are not substantially dependent upon the relationships with these customer for purposes of Item 601(b)(10) of Regulation S-K.

Response: The Registrant advises the Staff that it is not substantially dependent on its relationship, or any specific contract, with Johnson & Johnson or AstraZeneca for purposes of Item 601(b)(10) of Regulation S-K, and, therefore, has not included a complete description of its relationship with these customers. The Registrant has concluded that it is not substantially dependent on its relationships with Johnson & Johnson or AstraZeneca for the following reasons:

•

Revenues generated from Johnson & Johnson and AstraZeneca declined as a percentage of the Registrant’s total revenues from 2007 to 2008 and the Registrant expects this trend to continue in 2009 and thereafter as a result of more recent multi-study commitments with other large pharmaceutical customers as the Registrant grows its business and as the Registrant’s application services and

Ms. Barbara C. Jacobs

U.S. Securities and Exchange Commission

Division of Corporation Finance

March 23, 2009

professional services continue to gain market acceptance. The Registrant does not expect any single customer to generate 10% or more of the Registrant’s total revenues in 2009 or thereafter. Revenues generated from Johnson & Johnson declined as a percentage of total revenues from approximately 15% in 2007 to approximately 13% in 2008. Based on current agreements and purchase orders with Johnson & Johnson, the Registrant expects Johnson & Johnson to account for significantly less than 10% of the Registrant’s total revenues for 2009. Revenues generated from AstraZeneca declined as a percentage of total revenues from approximately 13% in 2007 to approximately 10% in 2008. Given this trend and recent contractual commitments with its other customers, the Registrant does not believe that it is substantially dependent on any single customer relationship.

•

The Registrant’s relationship with each of Johnson & Johnson and AstraZeneca is comprised of separate contracts for application services and for professional services with multiple affiliated entities within a commonly controlled group. Each professional services project for these customers is performed by the Registrant pursuant to a separate work order. As such no single contract between the Registrant and any affiliated entity of Johnson & Johnson or AstraZeneca generated 10% or more of the Registrant’s total revenues in 2007 or 2008.

•

A portion of the revenues generated from Johnson & Johnson and AstraZeneca are generated indirectly through engagements between the Registrant and contract research organizations. In 2008, revenues generated directly from AstraZeneca, and not through engagements with contract research organizations, represented approximately 9% of the Registrant’s total revenues.

Use of Proceeds, page 23

8.	You indicate that you expect to use a portion of your net proceeds for “possible acquisitions” and that you “have not entered into any binding commitments or agreements with respect to future acquisitions.” Clarify whether there are any current plans, proposals or arrangements regarding acquisitions of other businesses. Where the registrant indicates that the proceeds from the offering may, or will, be used to finance acquisitions of other businesses, the status of any negotiations with respect to an acquisition, and a brief description of such business, should be included to the extent that the registrant reasonably determines that public disclosure of such information would not jeopardize the acquisition. Please advise or revise your filing. Refer to Instruction 6 to Item 504 of Regulation S-K.

Response: The Registrant has revised the disclosure in accordance with the Staff’s comment to clarify that the Registrant has no current plans, proposals or arrangements regarding acquisitions of other businesses. Please see page 22 of Amendment No. 1.

Ms. Barbara C. Jacobs

U.S. Securities and Exchange Commission

Division of Corporation Finance

March 23, 2009

Management’s Discussion and Analysis of Financial Condition and Results of Operations

Overview, page 39

9.	Consider expanding your “Overview” to include a discussion of the material risks, events, commitments and uncertainties facing Medidata and how management is dealing with these issues. Refer to Release No. 33-8350.

Response: The Registrant has revised the disclosure in accordance with the Staff’s comment. Please see page 38 of Amendment No. 1.

Internal Controls over Financial Reporting, page 42

10.	You disclose that management identified material weaknesses in internal control over financial reporting as of December 31, 2006 and 2007 and that you have taken measures to remediate these weaknesses. Please revise your disclosure to provide an estimated timetable for remediation, to disclose any associated material costs, and to describe in greater detail, the nature of your material weakness in revenue recognition. As part of your response, please explain to us the specific errors that occurred in your recognition of revenue.

Response: The Registrant has revised the disclosure in accordance with the Staff’s comment to include its estimate of the date the Registrant will be able to remediate these material weaknesses, as well as the anticipated additional costs that it may incur on additional staff, systems or external advisors. Please see page 40 of Amendment No. 1.

The specific errors that arose from the Registrant’s accounting for revenues include:

•	ineffective review of contract terms, such as start and end dates, early renewal provisions or optional renewal periods, and their impact on the timing of revenue recognition;

•	ineffective cut-off procedures;

•	the extensive use of manual procedures;

•	inadequate staffing;

•	lack of a standardized contract or the ability to account for contracts that contain non-standardized terms;

•	lack of a centralized contract management system to maintain control over the population of contracts; and

•	inadequate documentation of revenue recognition conclusions.

The Registrant has revised the disclosure to include a reference to certain of the above errors. Please see page 40 of Amendment No. 1.

Ms. Barbara C. Jacobs

U.S. Securities and Exchange Commission

Division of Corporation Finance

March 23, 2009

Critical Accounting Policies

Stock-Based Compensation, page 43

11.	Please revise to discuss the significant factors considered, assumptions made, and methodologies used as well as consideration given to alternative factors, methodologies, and assumptions in the valuation of your common stock performed by FSCG at various dates. Additionally, discuss each significant factor contributing to the difference between the estimated IPO price and the fair value determined at each valuation date. The discussion should describe significant intervening events within the company and changes in assumptions as well as weighting and selection of valuation methodologies employed that explain the changes in the fair value of your common stock up to the filing of the registration statement.

Response: The Registrant has revised the disclosure in accordance with the Staff’s comment to discuss the significant factors considered, assumptions made and methodologies used in the valuation of the common stock performed by FSCG and also to discuss each significant factor contributing to the difference between the estimated IPO price and the fair value determined at each valuation date. Please see pages 42 through 45 of Amendment No. 1.

12.	Please tell us your proposed IPO price, when you first initiated discussions with underwriters and when the underwriters first communicated their estimated price range and amount for your stock.

Response: The Registrant advises the Staff that the Registrant and the representatives of the underwriters of the offering have not yet determined the price range for the offering. Based on its discussions with the underwriters, the Registrant believes that it is currently not feasible to firmly estimate the proposed price range at this time. In addition, the Registrant believes that any price range that the Registrant could provide the Staff at this time would be subject to an undue risk of material revision. The Registrant will include in a future amendment to the Registration Statement an estimated price range for the offering that the Registrant would expect to use. The Registrant advises the Staff that it began to consult in earnest with underwriters regarding a proposed initial public offering of its common stock in December 2007.

Liquidity and Capital Resources, page 55

13.	We note that during 2009 you expect to make approximately $10 million in capital expenditures to support the expected growth of your business. However, please tell us what consideration you gave to identifying any known trends or any known demands, commitments, events or uncertainties that will result in or that are reasonably likely to result in your liquidity increasing or decreasing in any material way. See Item 303(a)(1) of Regulation S-K.

Ms. Barbara C. Jacobs

U.S. Securities and Exchange Commission

Division of Corporation Finance

March 23, 2009

Response: The Registrant has considered the following known trends, demands, commitments, events or uncertainties and does not consider it to be reasonably likely that they will result in the Registrant’s liquidity increasing or decreasing in any material way:

•

Business expansion – While the Registrant is always considering the acquisition of businesses or products that will complement its service offerings, there are no transactions that it currently has pending or is actively considering.

•

Adverse economic climate – The Registrant is monitoring the impact of the current economic environment on its clients and on its business. At this point in time, these events have not had a significant negative impact on the Registrant’s liquidity.

•

Lease renewals – The Registrant currently has two existing leases for office space that are due to expire in the near term. Conversations with the existing landlords indicate that extensions of these existing leases will not require significant outlays of cash. In addition, the Registrant does not have any existing plans to enter into any significant leases with respect to properties at other locations.

•

Litigation – Except as disclosed in “Business—Legal Proceedings” in the prospectus, which is a part of the Registration Statement, there is no existing litigation against the Registrant that might result in a significant use of liquidity.

•

Redemption of outstanding Series B, C and D Preferred Stock – As described under “Management’s Discussion and Analysis of Financial Condition and Results of Operations—Liquidity and Capital Resources—Preferred Stock,” the holders of Series B, C and D Preferred Stock may elect subsequent to May 27, 2009 to have such outstanding shares redeemed for cash. The Registrant does not anticipate that such a redemption will occur.

14.	Please revise this section to cover all the periods required by Item 303(a) of Regulation S-K.

Response: The Registrant has revised the disclosure in accordance with the Staff’s comment to cover all the periods required by Item 303(a) of Regulation S-K. Please see page 53 of Amendment No. 1.

Cash Flows, page 55

15.	We note your discussion of cash flows addresses the nine months ended September 30, 2008 and the fiscal year ended December 31, 2007. Revise your cash flow discussion to address all of the periods presented in your registration statement. See Item 303(a) of Regulation S-K.

Response: The Registrant has revised the disclosure in accordance with the Staff’s comment to address all of the periods presented in the registration statement as required by Item 303(a) of Regulation S-K. Please see pages 53 and 54 of Amendment No. 1.

Ms. Barbara C. Jacobs

U.S. Securities and Exchange Commission

Division of Corporation Finance

March 23, 2009

Preferred Stock, page 58

16.	We note from your disclosures on page F-38 that, at any time on or after May 27, 2009, the holders of your Series D preferred stock may elect to have all of the then-outstanding shares of Senior Preferred Stock redeemed for cash. In addition, we note the Series B and C preferred stock holders may redeem their stock for cash if the Series D holders elect to exercise their redemption right. Please tell us what consideration you gave to discussing the possible redemption of your preferred stock in your liquidity and capital resources disclosures.

Response: The Registrant has revised the disclosure in accordance with the Staff’s comment to describe the redemption rights of the Series B, C and D Preferred Stock. Please see page 56 of Amendment No. 1.

Business, page 61

17.	Please supplementally provide to us documentation supporting the following statements, appropriately marked to highlight the sections relied upon and cross-referenced to your prospectus:

•	“We are a leading global provider of hosted clinical development solutions . . .”

•

“[T]he pharmaceutical industry is responsible for the development and marketing of drug therapies that generated approximately $712 billion in global pharmaceutical sales in 2007, representing a compound annual growth rate of approximately 6% over the previous five years.”

•	“Based on data from EvaluatePharma, we estimate that global research and development expenses in the pharmaceutical industry exceeded $120 billion in 2008.”

•	“Clinical development has historically comprised one of the largest components of the pharmaceutical industry’s research and development expenditures.”

•

“Out of an aggregate $120 billion global research and development budget, approximately 2,000 pharmaceutical, biotechnology, medical device companies and academic research institutions conducted an estimated 10,000 clinical trials in 2007.”

•	“EDC technology . . . has become widely accepted across the industry.”

Response: The Registrant is supplementally providing the Staff, under separate cover, with relevant excerpts of the third-party documents and information supporting these statements and these materials have been marked so that they are keyed to the disclosure in the prospectus and indicate the information used by the Registrant in its analyses.

Ms. Barbara C. Jacobs

U.S. Securities and Exchange Commission

Division of Corporation Finance

March 23, 2009

Management

Compensation Committee Interlocks and Insider Participation, page 78

18.	We note that Mr. Kurtz is a member of your compensation committee and that during your fiscal year 2008 he was a director of Torrey Pines, which company purchased approximately $326,000 of application and professional services from you. Under your Compensation Committee Interlocks and Insider Participation section you should identify each person who served as a member of your compensation committee and had any relationship requiring disclosure under any paragraph of Item 404 of Regulation S-K. Further, the disclosure required by Item 404 should accompany such identification. Refer to Item 407(e)(4)(i)(c) of Regulation S-K.

Response: The Registrant has revised the disclosure in accordance with the Staff’s comment. Please see page 76 of Amendment No. 1.

Executive Compensation, page 79

19.	We note the blank spaces throughout your executive compensation section. Please include this disclosure in an amendment as soon as practicable. Note that we may have additional comments once you have provided this disclosure.

Response: The Registrant has revised the executive compensation section in accordance with the Staff’s comment. Please see pages 78 through 88 of Amendment No. 1. The Registrant notes that the Staff may have further comments on this disclosure.

Compensation Discussion and Analysis, page 79

20.	Your compensation discussion and analysis should provide an expanded analysis of how you arrived at and why you paid each particular level of compensation for 2008. For example, we note minimal discussion and analysis of how the Committee determines specific annual cash bonuses and long-term equity awards to the extent that any were paid/awarded. We would expect to see a focused discussion that provides substantive analysis and insight into how the Committee made actual, payout determinations for the fiscal year for which compensation is being reported. Refer to paragraphs (b)(1)(iii) and (v) of Item 402 of Regulation S-K.

Response: The Registrant has revised the disclosure in accordance with the Staff’s comment. Please see pages 78 through 84 of Amendment No. 1.

21.

Please provide clear disclosure that addresses how each compensation component and your decisions regarding these elements fit into your overall compensation objectives and their impact regarding other elements. See Item 402(b)(1)(vi) of Regulation S-K. Clarify whether you review each element of compensation independently or whether you consider each element collectively with the other elements of your compensation program when establishing the various forms and levels of compensation. In doing so,

Ms. Barbara C. Jacobs

U.S. Securities and Exchange Commission

Division of Corporation Finance

March 23, 2009

please provide sufficient quantitative or qualitative disclosure as appropriate of the analyses underlying the Committee’s decision to make specific compensation awards and how decisions regarding one type of award motivate the Committee to award or consider other forms of compensation. Explain and place in context, how you considered each element of compensation and why determinations with respect to one element may or may not have influenced the Committee’s decisions with respect to other allocated or contemplated awards.

Response: The Registrant has revised the disclosure in accordance with the Staff’s comment. Please see pages 80 through 83 of Amendment No. 1.

22.	Please expand your discussion to provide additional analysis of the effect of individual performance on annual cash bonuses to the extent that any were paid. Your discussion should quantify what amount of actual bonus compensation was determined by individual performance, on the one hand, and company performance, on the other. Further, you should disclose the elements of individual performance, both quantitative and qualitative, and specific contributions the Committee considered in its evaluation. See Item 402(b)(2)(vii) of Regulation S-K.

Response: The Registrant has revised the disclosure in accordance with the Staff’s comment. Please see pages 81 and 82 of Amendment No. 1.

23.	You should disclose the bonus compensation payable based upon the achievement (or non-achievement) of the performance targets you identify. For example, if applicable, you should discuss the bonus compensation payable in the event only 75% of the targeted revenues and adjusted EBITDA are achieved. If you are relying on Instruction 4 to Item 402(b) to omit these target levels, you should provide us with your competitive harm analysis.

Response: The Registrant has revised the disclosure in accordance with the Staff’s comment. Please see pages 81 and 82 of Amendment No. 1.

24.	We note your use of comparative benchmark data provided by Pearl Meyer & Partners to increase salaries to within the “target percentile range.” Please clarify what consideration you gave to disclosing the actual percentiles for fiscal 2008 compensation and each benchmarked element of compensation. Disclosure in this regard should include a discussion of where you target each element of compensation against the comparator companies and where actual payments fall within targeted parameters.

Response: The Registrant has revised the disclosure in accordance with the Staff’s comment. Please see pages 80 and 81 of Amendment No. 1.

Potential Payments upon Termination of Employment or a Change of Control, page 88

25.	Please describe and explain how the appropriate payment and benefit levels are

Ms. Barbara C. Jacobs

U.S. Securities and Exchange Commission

Division of Corporation Finance

March 23, 2009

determined under the various circumstances that trigger payments or provision of benefits under the employment agreements. See paragraphs (b)(1)(v) and (j)(3) of Item 402 of Regulation S-K. Also, in the compensation discussion and analysis, discuss how these arrangements fit into your overall compensation objectives and affect the decisions you made regarding other compensation elements and the rationale for decisions made in connection with these arrangements.

Response: The Registrant has revised the disclosure in accordance with the Staff’s comment. Please see page 84 of Amendment No. 1.

Certain Relationships and Related Transactions

Stock Repurchases, page 92

26.	We note that you entered into an agreement with certain of your executive officers and directors pursuant to which you repurchased shares of your common stock. This agreement should be filed as an exhibit to your registration statement. Refer to Item 601(b)(10)(ii)(A).

Response: The Registrant has revised the Exhibit Index to indicate that it will file the stock repurchase agreement as an exhibit with a future amendment to the Registration Statement.

Description of Capital Stock, page 94

27.	Please revise the statement that the description of your capital stock in the prospectus “does not purport to be complete and is subject to, and qualified in its entirety by reference to, the terms of our fourth amended and restated certificate of incorporation and amended and restated bylaws.” The description of securities in the prospectus should be materially complete and you should avoid language suggesting otherwise.

Response: The Registrant has revised the disclosure in accordance with the Staff’s comment. Please see page 94 of Amendment No. 1.

Consolidated Financial Statements of Medidata Solutions Inc. and Subsidiaries for the Years Ended December 31, 2005, 2006 and 2007

Notes to Consolidated Financial Statements

Note 2. Summary of Significant Accounting Policies

Revenue Recognition

Application Services, page F-27

28.

We note that for multiple study arrangements where the customer has the contractual right to take possession of the software at any time during the hosting period without significant penalty and it is feasible for the customer to either run the software on its own

Ms. Barbara C. Jacobs

U.S. Securities and Exchange Commission

Division of Corporation Finance

March 23, 2009

hardware or contract with another unrelated party to host the software, you recognize revenue in accordance with SOP 97-2. Please revise your disclosure to clarify why you recognize these revenues ratably over the term of the arrangement.

Response: The Registrant has revised the disclosure in accordance with the Staff’s comment. Please see page F-9 of Amendment No. 1.

29.	We note revenue from application service arrangements is recognized ratably over the term of the arrangement, which may or may not include optional renewal periods. Please clarify for us whether you recognize revenue over the initial term of the arrangement or over a term that includes optional renewal periods.

Response: The Registrant advises the Staff that, if there is a significant incremental renewal discount or an up-front non-refundable fee that makes it probable that the renewal period will be elected by the customer, such option renewal periods will be included in the estimated term of the arrangement. The Registrant has revised the disclosure to clarify that the term of the arrangements include optional renewal periods, if such renewal periods are likely to be exercised. Please see page F-9 of Amendment No. 1.

Professional Services, page F-28

30.	Please clarify for us whether or not you consider entity-specific objective evidence to be equivalent to vendor-specific objective evidence.

Response: The Registrant advises the Staff that the Registrant does not consider entity-specific objective evidence of fair value to be equivalent to vendor-specific objective evidence of fair value (“VSOE”), as defined further in paragraph 16 of EITF 00-21. The Registrant’s use of VSOE in the footnotes to the financial statements and throughout Management’s Discussion and Analysis of Financial Condition is consistent with the definition of VSOE. The previous reference to entity-specific objective evidence within Note 2 to the consolidated financial statements has been changed to refer to VSOE. Please see page F-9 of Amendment No. 1.

Note 4. Debt and Related Party Transactions, page F-34

31.	We note your disclosure on page 92 that in October 2007 you repurchased an aggregate of 496,811 shares of your common stock at a price of $12.077 per share. Please tell us why you do not appear to have disclosed this transaction in the footnotes to your financial statements pursuant to paragraph 2 of SFAS 57.

Response: The Registrant advises the Staff that the referenced information is included in Note 9 to the consolidated financial statements for each of the three years in the period ended December 31, 2008. The Registrant has modified the title of the subheading within Note 9 to read “Treasury Stock Transactions with Related Parties,” which includes the disclosure required pursuant to paragraph 2 of SFAS 57. Please see page F-25 of Amendment No. 1.

Ms. Barbara C. Jacobs

U.S. Securities and Exchange Commission

Division of Corporation Finance

March 23, 2009

Note 5. Preferred Stock, page F-35

32.	We note that the holders of your Series B, C and D preferred stock will be entitled to receive cumulative dividends if, among other things, there is an automatic conversion of any Senior Preferred Stock upon a “Qualified Public Offering” of your securities. We also note that “Qualified Public Offering” is defined as a public offering covering common stock listed for trading on either the New York Stock Exchange or the NASDAQ National Market. As the NASDAQ National Market was reclassified into the NASDAQ Global Market effective July 1, 2006, we presume the holders of your Series B, C and D preferred stock will be entitled to receive cumulative dividends if your shares are listed for trading on the NASDAQ Global Market, the market on which you have indicated you intend to apply to have your securities listed.

Response: The Registrant advises the Staff that the Senior Preferred Stock will automatically convert into shares of common stock if such shares are listed for trading on the NASDAQ Global Market and upon such conversion holders will be entitled to receive cumulative dividends. The Registrant has revised disclosure in Note 8, Preferred Stock, to refer to the NASDAQ National Market (now known as the NASDAQ Global Market). Please see page F-22 of Amendment No. 1.

Note 8. Income Taxes, page F-61

33.	Please tell us how you considered the disclosure requirements of paragraph 21(c) of FIN 48.

Response: The Registrant has revised the disclosure in accordance with the Staff’s comment to modify the disclosure in Note 9, Income Taxes, to include the disclosure requirements of paragraph 21(e) of FIN 48. Please see page F-49 of Amendment No. 1.

Item 15. Recent Sales of Unregistered Securities, page II-3

34.	We note that you issued 864,440 shares of common stock to the 75 former stockholders of Fast Track. We also note that between 2006 and 2009 you granted options to purchase shares of common stock to directors, employees and consultants, and issued and sold unregistered shares of common stock pursuant to option exercises. Please amend your filing to include all the information required to be disclosed pursuant to Item 701(d) of Regulation S-K. We do note that you state that you relied upon Rule 701 and/or Section 4(2) of the Securities Act; however, with respect to the 4(2) issuances, you should state briefly whether the purchasers were accredited or sophisticated and, if the latter, the information afforded to them.

Response: The Registrant has revised the disclosure in accordance with the Staff’s comment. Please see page II-3 of Amendment No. 1.

Ms. Barbara C. Jacobs

U.S. Securities and Exchange Commission

Division of Corporation Finance

March 23, 2009

Exhibit Index

35.	Please file the certificates of designation for your Series A, B, C and D preferred stock and the lease agreements for your hosting facility and corporate headquarters.

Response: The Registrant respectfully advises the Staff that the Registrant does not intend to file as an exhibit to the Registration Statement the Registrant’s Third Amended and Restated Certificate of Incorporation, as amended (which includes designations for the Registrant’s Series A, B, C and D preferred stock), because upon the closing of the offering, all shares of Series A, B, C and D preferred stock will be converted into shares of the Registrant’s common stock. Consequently, the designations for the Series A, B, C and D preferred stock will not be relevant to an investment in the Registrant’s common stock in the offering. The Registrant has filed the lease agreements for its hosting facility and corporate headquarters, together with certain other required exhibits, with Amendment No. 1. The Registrant will file any additional required exhibits as soon as possible to enable the Staff to review them before the Registrant requests acceleration of the effective date of the Registration Statement.

Ms. Barbara C. Jacobs

U.S. Securities and Exchange Commission

Division of Corporation Finance

March 23, 2009

If you have any comments or questions to the foregoing responses or referenced revisions, please feel free to contact the undersigned at (212) 318-3384, Bill Stelwagon at (212) 318-3166 or Donald Ainscow at (212) 318-3358.

Very truly yours,

/s/ Warren J. Nimetz Warren J. Nimetz

Enclosures

cc:	Michael F. Johnson, Esq., Staff Attorney
Jennifer Fugario, Staff Accountant
Mark Shannon, Staff Accountant
Tarek A. Sherif, Medidata Solutions, Inc.
Michael I. Otner, Esq., Medidata Solutions, Inc.
Paul Jacobs, Esq., Fulbright & Jaworski L.L.P.
William M. Stelwagon, Esq., Fulbright & Jaworski L.L.P.
Donald G. Ainscow, Esq., Fulbright & Jaworski L.L.P.